Employee benefits and KMP disclosures (Tables)	12 Months Ended
Jun. 30, 2022
Employee benefits and KMP disclosures [Abstract]
Employee Benefits Expensed
7.1.	Employee benefits expensed

	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000
Non-Executive Director fees	565	489	883
Executive Director fees	732	402	-
Employee benefits expense	3,298	2,974	3,498
Share-based payments	2,063	2,034	682
Total employee benefit expense	6,658	5,899	5,063

Key Management Personnel
Key management personnel (KMP) comprised the following:

	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000
Salary and Short-term incentive	4,221	3,545	3,818
Post-employment benefits	115	111	178
Share-based payments	2,349	2,397	986
Total payments to KMP	6,685	6,053	4,982